Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	VetaNova Inc.
Entity Central Index Key	0001280396
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	This registration statement on Form 10 of VETANOVA INC, ("the Company") which we refer to as this registration statement, is being filed with the United States Securities and Exchange Commission ("SEC") to voluntarily register common stock, par value $0.0001 per share of the Company, pursuant to Section 12(g) of the Securities Exchange Act of 1934, or the Exchange Act. This registration statement will become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933, or the Securities Act. As of the effective date of this registration statement, we will become subject to the requirements of Regulation 13A under the Exchange Act and will be required to file annual reports on Form 10K, quarterly reports on Form 10-Q and current reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements pursuant to Section 12(g) of the Exchange Act.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false